Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

7	Cash and cash equivalents

	December 31, 2021	December 31, 2020

Cash and banks	146,853	74,033
Cash equivalents	571,076	322,368
Total	717,929	396,401

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements (accruing CDI interest rates) and CDBs, whose original maturities or intention of realization are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

The average yield of cash equivalents corresponds to 96.00% of CDI in December 2021 (95.82% in December 2020).